Debt - Schedule of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Debt Instrument [Line Items]
Total corporate debt	$ 2,020.3	$ 1,793.5
Less aggregate unamortized debt issuance costs	(24.1)	(10.2)
Total debt, net	1,996.2	1,783.3
Less current portion	(253.4)	(860.3)
Non-current portion of debt	1,742.8	923.0
Senior Credit Facilities
Debt Instrument [Line Items]
Total corporate debt		1,793.5	$ 1,259.9
Less aggregate unamortized debt issuance costs		(10.2)	(16.3)
Total debt, net		1,783.3	1,243.6
Less current portion		(860.3)	(41.4)
Non-current portion of debt		923.0	1,202.2
eOne IP Credit Facility | Secured Debt
Debt Instrument [Line Items]
Total corporate debt	331.5	0.0
LG IP Credit Facility | Secured Debt
Debt Instrument [Line Items]
Total corporate debt	850.0	0.0
Revolving Credit Facility | Intercompany Revolver
Debt Instrument [Line Items]
Total corporate debt	134.4	0.0
Revolving Credit Facility | LGTV Revolver
Debt Instrument [Line Items]
Total corporate debt	390.0	575.0
Revolving Credit Facility | Senior Credit Facilities
Debt Instrument [Line Items]
Total corporate debt		575.0	0.0
Term Loan A | Senior Credit Facilities
Debt Instrument [Line Items]
Total corporate debt		399.3	428.2
Term Loan B | Senior Credit Facilities
Debt Instrument [Line Items]
Total corporate debt		819.2	831.7
Term Loans | LGTV Term Loan A
Debt Instrument [Line Items]
Total corporate debt	314.4	399.3
Term Loans | LGTV Term Loan B
Debt Instrument [Line Items]
Total corporate debt	0.0	819.2
Starz Business of Lions Gate Entertainment Corp
Debt Instrument [Line Items]
Less aggregate unamortized debt issuance costs	(15.9)	(18.4)	(24.0)
Total debt, net		696.6
Non-current portion of debt	699.1	696.6	776.0
Starz Business of Lions Gate Entertainment Corp | 5.5% Senior Notes
Debt Instrument [Line Items]
Total corporate debt	$ 715.0	$ 715.0	$ 800.0